Liabilities to banks	12 Months Ended
Jun. 30, 2024
Liabilities to banks
Liabilities to banks

21.    Liabilities to banks

As of June 30, 2024, Mytheresa Group has entered into a new Revolving Credit Facility agreement totaling €75.0 million that replaced the existing Revolving Credit Facilities. The new Revolving Credit Facility has a maturity until September 2026. Under the new Revolving Credit Facility, Mytheresa is subject to financial covenants that include requirements related to working capital as a borrowing base and a maximum group net debt leverage ratio.